CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 32,393	$ 4,789
Restricted bank deposits	3,043	5,195
Trade receivable, net	15,901	11,628
Deferred tax short term	3,495	3,958
Other accounts receivable and prepaid expenses	1,242	1,190
Inventories, net	1,818	1,614
Total current assets	57,892	28,374
LONG-TERM ASSETS
Severance pay funds	102	325
Deferred tax long term	134	301
Customer Contracts	4,128	4,587
Software and other IP	4,772	4,949
Goodwill	3,722	3,722
Property and equipment, net	855	616
Total assets	71,605	42,874
CURRENT LIABILITIES
Trade payables	2,783	2,892
Employees and payroll accruals	1,668	944
Related parties	401	341
Accrued expenses and other liabilities	2,981	2,755
Advances from customers		2,864
Short-term liability for future earn-out	2,482	2,870
Total current liabilities	10,315	12,666
LONG-TERM LIABILITIES
Long-term liability for future earn-out	1,477	1,477
Accrued severance pay	147	425
Total long-term liabilities	1,624	1,902
SHAREHOLDERS EQUITY
Ordinary shares	1,100	937
Additional paid-in capital	86,259	58,210
Accumulated deficit	(27,693)	(30,841)
Total shareholders' equity	59,666	28,306
Total Liabilities and Shareholders Equity	$ 71,605	$ 42,874